Document And Entity Information	6 Months Ended
Jun. 30, 2014
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2014
Trading Symbol	EFLT
Entity Registrant Name	eFleets Corp
Entity Central Index Key	0001443157
Entity Filer Category	Smaller Reporting Company